SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share repurchased, shares	506,530
Ordinary share repurchased	$ 71,530,000
Total intrinsic value of options outstanding	6,645
Total intrinsic value of options exercisable at year-end	6,644
Total intrinsic value of options exercised	1,801	$ 6,185
Fair value of options exercised	$ 26	$ 77
Weighted-average remaining contractual term of options exercisable	1 year 1 month 15 days
Share repurchase program			$ 100,000
Employee Stock Option | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options contractual term	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Unrecognized compensation cost related to unvested restricted shares	$ 30,585
Weighted-average grant-date fair value	$ 232.4
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%